Schedule of Reconciliation of Federal Statutory Rate to Total Effective Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected benefit at statutory federal tax rate	$ (2,073,230)	$ (974,329)
Permanent differences – net	(35,469)	(859,515)
State and local taxes, net of federal tax benefit		(265,607)
Other	(24,569)	(21,965)
Change in valuation allowance	2,103,268	2,121,416
Income tax expense (benefit)	$ (30,000)